UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.

(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Cash Management Fund, Inc.

Schedule of Investments (unaudited)

March 31, 2009

	Principal
	Amount	Value

US Government Securities 99.7%
US Treasury Bill, 0.01%, 4/2/2009	$8,000,000	$7,999,953
US Treasury Notes:
3.125%, 4/15/2009	5,000,000	5,001,973
4.5%, 4/30/2009	30,000,000	30,057,419
Federal Home Loan Bank:Ø
0.01%, 4/1/2009	45,200,000	45,200,000
0.01%, 4/6/2009	20,000,000	19,999,500
0.01%, 4/14/2009	25,000,000	24,998,917
0.01%, 4/23/2009	24,600,000	24,598,948
Freddie Mac,Ø 0.01%, 4/23/2009	21,000,000	20,999,102

Total Investments 99.7%		178,855,812
Other Assets Less Liabilities 0.3%		543,041
Net Assets 100.0%		$179,398,853

Ø Securities issued by these agancies are neither guaranteed nor issued by the United States Government.

Security Valuation – The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity.

Fair Value Measurements - Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices in Active Markets for Identical Securities	$—
Level 2 - Other Significant Observable Inputs	178,855,812
Level 3 - Significant Unobservable Inputs	—
Total	$178,855,812

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.